Oil and Gas Interests - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Non-operating gain and loss	$ (1,400)
Impairment charge	$ 224	$ 1,638